Borrowings And Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Details Of Borrowings
(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.3 ~ 1.8	3,040,877
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 3.5	2,021,049
Others	The Korea Development Bank and others	0.0 ~ 6.7	9,562,082

Sub-total			14,624,008

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	(0.1) ~ 10.6	11,161,294
Bills sold	Others	0.0 ~ 2.4	7,308
Call money	Bank and others	1.6 ~ 5.5	400,071
Bonds sold under repurchase agreements	Other financial institutions	0.2 ~ 6.4	2,313,044
Present value discount			(76,122)

Total			28,429,603

	December 31, 2023
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	2.0	1,565,444
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 3.4	1,996,579
Others	The Korea Development Bank and others	0.0 ~ 6.7	11,206,471

Sub-total			14,768,494

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 10.0	14,006,644
Bills sold	Others	0.0 ~ 2.7	6,325
Call money	Bank and others	4.1 ~ 6.6	1,115,923
Bonds sold under repurchase agreements	Other financial institutions	1.0 ~ 11.7	1,119,991
Present value discount			(30,631)

Total			30,986,746

Details Of Debentures
(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2022		December 31, 2023
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond (*) :
Ordinary bonds	0.8 ~ 7.5	37,132,334	0.8 ~ 7.5	34,393,418
Subordinated bonds	1.9 ~ 5.1	5,835,325	1.9 ~ 5.1	5,241,848
Other bonds	0.8 ~ 17.0	1,271,364	1.6 ~ 17.0	1,667,895

Sub-total		44,239,023		41,303,161

Discounts on bonds		(40,537)		(63,916)

Total		44,198,486		41,239,245

(*)
Included debentures under fair value hedge amounting to and 3,076,983 million Won and 3,943,224 million Won as of December 31, 2022 and 2023 respectively. Also, debentures under cash flow hedge amounting to 1,324,812 million Won and 932,392 million Won are included as of December 31, 2022 and 2023 respectively.